Pension and other post-retirement benefits (Assumptions and 1% change) (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	1.00%	1.00%
Decrease in actuarial assumption by	1.00%	1.00%
Percentage of the change in the other assumptions having no significant impact	1.00%	1.00%
Pension Plans [Member]
Assumptions defined benefit obligation and net pension and other benefit expense
Discount rate - obligation	3.90%	3.80%
Discount rate - expense	3.80%	4.50%
Rate of compensation increase	2.90%	2.90%
Pension Plans [Member] | Discount rate [Member]
Sensitivity analysis of actuarial assumptions
Increase in defined benefit obligation	$ (7,537,000)
Decrease in defined benefit obligation	9,601,000
Pension Plans [Member] | Rate of compensation increase [Member]
Sensitivity analysis of actuarial assumptions
Increase in defined benefit obligation	1,978,000
Decrease in defined benefit obligation	(1,814,000)
Pension Plans [Member] | Increase of one year in the expected lifetime [Member]
Sensitivity analysis of actuarial assumptions
Increase in defined benefit obligation	$ 474,000
Other Benefit Plans [Member]
Assumptions defined benefit obligation and net pension and other benefit expense
Discount rate - obligation	4.60%	4.60%
Discount rate - expense	4.60%	5.10%
Health care cost trend rate	5.00%	5.00%
Dental care cost trend rate	4.50%	4.50%
Other Benefit Plans [Member] | Discount rate [Member]
Sensitivity analysis of actuarial assumptions
Increase in defined benefit obligation	$ (2,434,000)
Decrease in defined benefit obligation	$ 2,956,000